Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non- Current
Supplies	$ 254	$ 0
Total non-current inventories	254	0
Current
Supplies	4,844	3,573
Oil and byproducts	10,917	7,940
Others	4	7
Total current inventories	$ 15,765	$ 11,520